Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative and Hedging Instruments
Note 4    Derivative and Hedging Instruments
Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, other financial instruments, commodity prices or indices. The Company uses derivatives including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments.
Swaps are
over-the-counter
(“OTC”) contractual agreements between the Company and a third party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.
Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.
Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.
See variable annuity dynamic hedging strategy in the “Risk Management” section of the Company’s 2019 MD&A for an explanation of the Company’s dynamic hedging strategy for its variable annuity product guarantees.
(a) Fair value of derivatives
The pricing models used to value OTC derivatives are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and market volatility. The significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data and are classified as Level 2. Inputs that are observable generally include interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data and these derivatives are classified as Level 3. Inputs that are unobservable generally include broker quoted prices, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The Company’s use of unobservable inputs is limited and the impact on derivative fair values does not represent a material amount as evidenced by the limited amount of Level 3 derivatives. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after considering the effects of netting agreements and collateral arrangements.
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2019			2018
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$350	$–	$5	$519	$–	$13
	Foreign currency swaps	86	3	1	91	5	–
Cash flow hedges	Foreign currency swaps	1,790	39	407	1,834	80	367
	Forward contracts	–	–	–	80	–	9
	Equity contracts	132	16	–	101	–	12
Net investment hedges	Forward contracts	2,822	7	22	1,864	21	65
Total derivatives in qualifying hedge accounting relationships		5,180	65	435	4,489	106	466
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	283,172	15,159	8,140	300,704	11,204	5,675
	Interest rate futures	13,069	–	–	14,297	–	–
	Interest rate options	12,248	423	–	11,736	314	–
	Foreign currency swaps	26,329	606	1,399	23,156	747	1,341
	Currency rate futures	3,387	–	–	4,052	–	–
	Forward contracts	33,432	2,337	273	29,248	670	158
	Equity contracts	14,582	853	37	15,492	653	163
	Credit default swaps	502	6	–	652	9	–
	Equity futures	10,576	–	–	10,908	–	–
Total derivatives not designated in qualifying hedge accounting relationships		397,297	19,384	9,849	410,245	13,597	7,337
Total derivatives		$402,477	$19,449	$10,284	$414,734	$13,703	$7,803
The following table presents fair values of derivative instruments by the remaining term to maturity. The fair values disclosed below do not incorporate the impact of master netting agreements. Refer to note 8.

	Remaining term to maturity
As at December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,248	$1,659	$1,309	$15,233	$19,449
Derivative liabilities	332	145	218	9,589	10,284

	Remaining term to maturity
As at December 31, 2018	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$649	$671	$795	$11,588	$13,703
Derivative liabilities	359	229	227	6,988	7,803

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit risk equivalent and risk-weighted amount by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2019	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)	Risk- weighted amount (2)
Interest rate contracts
OTC swap contracts	$5,105	$22,288	$112,863	$140,256	$15,627	$(8,910)	$6,717	$6,891	$957
Cleared swap contracts	3,932	11,499	127,835	143,266	238	(240)	(2)	–	–
Forward contracts	11,709	15,089	1,283	28,081	2,312	(253)	2,059	398	53
Futures	13,069	–	–	13,069	–	–	–	–	–
Options purchased	1,266	4,454	6,528	12,248	423	–	423	560	77
Subtotal	35,081	53,330	248,509	336,920	18,600	(9,403)	9,197	7,849	1,087
Foreign exchange
Swap contracts	998	7,519	19,688	28,205	642	(1,864)	(1,222)	2,515	279
Forward contracts	8,173	–	–	8,173	32	(42)	(10)	138	16
Futures	3,387	–	–	3,387	–	–	–	–	–
Credit derivatives	275	227	–	502	6	–	6	–	–
Equity contracts
Swap contracts	1,233	164	–	1,397	43	(16)	27	236	29
Futures	10,576	–	–	10,576	–	–	–	–	–
Options purchased	6,604	6,633	80	13,317	821	(20)	801	3,418	448
Subtotal including accrued interest	66,327	67,873	268,277	402,477	20,144	(11,345)	8,799	14,156	1,859
Less accrued interest	–	–	–	–	695	(1,061)	(366)	–	–
Total	$66,327	$67,873	$268,277	$402,477	$19,449	$(10,284)	$9,165	$14,156	$1,859

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2018	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)	Risk- weighted amount (2)
Interest rate contracts
OTC swap contracts	$3,495	$22,568	$121,817	$147,880	$11,750	$(6,477)	$5,273	$5,301	$787
Cleared swap contracts	5,723	16,140	131,480	153,343	95	(96)	(1)	–	–
Forward contracts	10,258	14,300	648	25,206	637	(126)	511	259	37
Futures	14,297	–	–	14,297	–	–	–	–	–
Options purchased	1,166	4,981	5,589	11,736	317	–	317	376	58
Subtotal	34,939	57,989	259,534	352,462	12,799	(6,699)	6,100	5,936	882
Foreign exchange
Swap contracts	1,024	6,281	17,776	25,081	807	(1,736)	(929)	2,309	256
Forward contracts	5,926	60	–	5,986	54	(106)	(52)	108	13
Futures	4,052	–	–	4,052	–	–	–	–	–
Credit derivatives	143	509	–	652	10	–	10	–	–
Equity contracts
Swap contracts	2,728	142	–	2,870	29	(57)	(28)	303	38
Futures	10,908	–	–	10,908	–	–	–	–	–
Options purchased	6,142	6,581	–	12,723	621	(118)	503	2,277	316
Subtotal including accrued interest	65,862	71,562	277,310	414,734	14,320	(8,716)	5,604	10,933	1,505
Less accrued interest	–	–	–	–	617	(913)	(296)	–	–
Total	$65,862	$71,562	$277,310	$414,734	$13,703	$(7,803)	$5,900	$10,933	$1,505

(1)
Credit risk equivalent is the sum of replacement cost and the potential future credit exposure. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Risk-weighted amount represents the credit risk equivalent, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

The total notional amount of $402 billion (2018 – $415 billion) includes $128 billion (2018 – $136 billion) related to derivatives utilized in the Company’s variable annuity guarantee dynamic hedging and macro equity risk hedging programs. Due to the Company’s variable annuity hedging practices, a large number of trades are in offsetting positions, resulting in materially lower net fair value exposure to the Company than what the gross notional amount would suggest.

Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2019	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$17,894	$–	$15,801	$2,093
Foreign exchange contracts	680	–	680	–
Equity contracts	869	–	821	48
Credit default swaps	6	–	6	–
Total derivative assets	$19,449	$–	$17,308	$2,141
Derivative liabilities
Interest rate contracts	$8,397	$–	$7,730	$667
Foreign exchange contracts	1,850	–	1,849	1
Equity contracts	37	–	20	17
Total derivative liabilities	$10,284	$–	$9,599	$685

As at December 31, 2018	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$12,155	$–	$11,537	$618
Foreign exchange contracts	886	–	876	10
Equity contracts	653	–	621	32
Credit default swaps	9	–	9	–
Total derivative assets	$13,703	$–	$13,043	$660
Derivative liabilities
Interest rate contracts	$5,815	$–	$5,318	$497
Foreign exchange contracts	1,814	–	1,813	1
Equity contracts	174	–	118	56
Total derivative liabilities	$7,803	$–	$7,249	$554
Level 3 roll forward information for net derivative contracts measured using significant unobservable inputs is disclosed in note 3(g).
(b) Hedging relationships
The Company uses derivatives for economic hedging purposes. In certain circumstances, these hedges also meet the requirements of hedge accounting. Risk management strategies eligible for hedge accounting are designated as fair value hedges, cash flow hedges or net investment hedges, as described below.
Fair value hedges
The Company uses interest rate swaps to manage its exposure to changes in the fair value of fixed rate financial instruments due to changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both.
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2019	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$8	$(6)	$2
Foreign currency swaps	Fixed rate assets	(1)	2	1
Total		$7	$(4)	$3

For the year ended December 31, 2018	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$1	$(1)	$–
	Fixed rate liabilities	3	(3)	–
Foreign currency swaps	Fixed rate assets	7	(5)	2
Total		$11	$(9)	$2

Cash flow hedges
The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and foreign currency forward contracts to hedge the variability from foreign currency financial instruments and foreign currency expenses. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2019	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(2)	$1	$–
	Floating rate liabilities	(40)	37	–
	Fixed rate liabilities	(41)	(35)	–
Forward contracts	Forecasted expenses	–	(9)	–
Equity contracts	Stock-based compensation	35	(9)	–
Total		$(48)	$(15)	$–

For the year ended December 31, 2018	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(20)	$–
Foreign currency swaps	Fixed rate assets	–	(1)	–
	Floating rate liabilities	(36)	(62)	–
	Fixed rate liabilities	60	62	–
Forward contracts	Forecasted expenses	(8)	(2)	–
Equity contracts	Stock-based compensation	(21)	27	–
Total		$(5)	$4	$–
The Company anticipates that net losses of approximately $8 will be reclassified from AOCI to net income within the next 12 months. The maximum time frame for which variable cash flows are hedged is 17 years.
Hedges of net investments in foreign operations
The Company primarily uses forward currency contracts, cross currency swaps and non-functional
currency denominated debt to manage its foreign currency exposures to net investments in foreign operations.
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2019	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$279	$–	$–
Forward contracts	80	–	–
Total	$359	$–	$–

For the year ended December 31, 2018	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$(469)	$–	$–
Forward contracts	9	–	–
Total	$(460)	$–	$–

(c) Derivatives not designated in qualifying hedge accounting relationships
Derivatives used in portfolios supporting insurance contract liabilities are generally not designated in qualifying hedge accounting relationships because the change in the value of the insurance contract liabilities economically hedged by these derivatives is also recorded through net income. Since changes in fair value of these derivatives and related hedged risks are recognized in investment income as they occur, they generally offset the change in hedged risk to the extent the hedges are economically effective. Interest rate and cross currency swaps are used in the portfolios supporting insurance contract liabilities to manage duration and currency risks.
Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2019	2018
Interest rate swaps	$1,483	$(1,894)
Interest rate futures	571	(298)
Interest rate options	96	(52)
Foreign currency swaps	(242)	(122)
Currency rate futures	88	3
Forward contracts	2,815	(355)
Equity futures	(2,436)	742
Equity contracts	277	(276)
Credit default swaps	(3)	(6)
Total	$2,649	$(2,258)
(d) Embedded derivatives
Certain insurance contracts contain features that are classified as embedded derivatives and are measured separately at FVTPL including reinsurance contracts related to guaranteed minimum income benefits and contracts containing certain credit and interest rate features.
Certain reinsurance contracts related to guaranteed minimum income benefits contain embedded derivatives requiring separate measurement at FVTPL as the financial component contained in the reinsurance contracts does not contain significant insurance risk. As at December 31, 2019, reinsurance ceded guaranteed minimum income benefits had a fair value of $981 (2018 – $1,148) and reinsurance assumed guaranteed minimum income benefits had a fair value of $109 (2018 – $114). Claims recovered under reinsurance ceded contracts offset claims expenses and claims paid on the reinsurance assumed are reported as contract benefits.
The Company’s credit and interest rate embedded derivatives promise to pay the returns on a portfolio of assets to the contract holder. These embedded derivatives contain a credit and interest rate risk that is a financial risk embedded in the underlying insurance contract. As at December 31, 2019, these embedded derivatives had a fair value of $(137) (2018 – $53).
Other financial instruments classified as embedded derivatives but exempt from separate measurement at fair value include variable universal life and variable life products, minimum guaranteed credited rates, no lapse guarantees, guaranteed annuitization options, CPI indexing of benefits, and segregated fund minimum guarantees other than reinsurance ceded/assumed guaranteed minimum income benefits. These embedded derivatives are measured and reported within insurance contract liabilities and are exempt from separate fair value measurement as they contain insurance risk and/or are closely related to the insurance host contract.